Borrowings and lease liabilities	6 Months Ended
Jun. 30, 2026
Borrowings and lease liabilities
Borrowings and lease liabilities

6.Borrowings and lease liabilities

	30 June	31 December
	2026	2025
	US$’000	US$’000
Borrowings
Bank borrowings	503,359	627,873
Lease financing arrangement	175,994	182,689
Trust receipts	132,183	39,792
Interest payable	2,712	2,749
	814,248	853,103
Borrowings
Non-current	611,606	730,394
Current	202,642	122,709
	814,248	853,103
Lease liabilities
Non-current	53,946	72,836
Current	64,438	64,303
	118,384	137,139

Movements in borrowings and lease liabilities are analysed as follows:

		Lease
	Borrowings	Liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2026	853,109	137,139	990,248
Drawdown of trust receipts	732,116	—	732,116
Additions	578,197	—	578,197
Interest expense	17,514	3,721	21,235
Lease modifications	—	24,495	24,495
Less: Interest paid	(16,540)	(3,809)	(20,349)
Less: Principal repayment	(710,423)	(43,162)	(753,585)
Less: Repayment of trust receipts	(639,725)	—	(639,725)
At 30 June 2026	814,248	118,384	932,632

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2025	942,008	231,288	1,173,296
Drawdown of trust receipts	1,145,290	—	1,145,290
Additions	721,468	—	721,468
Interest expense	25,749	4,321	30,070
Lease modifications	—	(72,732)	(72,732)
Less: Interest paid	(25,397)	(4,321)	(29,718)
Less: Payment of financing fees	(2,790)	—	(2,790)
Less: Principal repayment	(620,988)	(50,306)	(671,294)
Less: Repayment of trust receipts	(1,159,778)	—	(1,159,778)
At 30 June 2025	1,025,562	108,250	1,133,812

6.Borrowings and lease liabilities (continued)

As at 30 June 2026, borrowings amounting to US$670.7 million (31 December 2025: US$799.4 million) are secured by mortgages over certain vessels of the Group (note 4). These borrowings are interest bearing at US$ SOFR + margin and they contain covenants (the “Quarterly Covenants”) stating that at the end of each quarter, the Group shall ensure that its adjusted equity ratio, minimum adjusted equity, and minimum liquidity do not fall below the agreed thresholds (as defined in the respective borrowings agreements), otherwise the borrowings will be repayable on demand.

At 30 June 2026, the Group complied with the Quarterly Covenants and accordingly, the borrowings are classified as non-current at 30 June 2026. If the Group continues with its financial position as at the end of the reporting date, the Group expects to comply with the Quarterly Covenants within 12 months after the reporting date.